Note 05 - Net Interest Income (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest and similar income:
Interest income on cash and central bank balances		€ 160,000	€ 321,000	€ 1,762,000
Interest income on interbank balances (w/o central banks)		67,000	325,000	293,000
Central bank funds sold and securities purchased under resale agreements		273,000	318,000	340,000
Loans		10,650,000	11,586,000	13,760,000
Other		1,747	896	824
Total Interest and similar income from assets measured at amortized cost		12,897,000	13,446,000	16,979,000
Interest income from assets at fair value through other comprehensive income		501,000	635,000	1,023,000
Total Interest and similar income calculated using the effective interest method		13,399,000	14,081,000	18,002,000
Financial assets at fair value through profit or loss	[1]	3,374,000	3,873,000	7,205,000
Total interest and similar income	[2]	16,773,000	17,954,000	25,208,000
Thereof: Negative Interest Expense on Financial Liabilities		1,217,000	636,000	372,000
Interest expense:
Interest-bearing deposits		1,456,000	2,065,000	3,643,000
Central bank funds purchased and securities sold under repurchase agreements		148,000	169,000	367,000
Other short-term borrowings		71,000	62,000	163,000
Long-term debt		1,484,000	1,612,000	2,002,000
Trust preferred securities		3,000	42,000	187,000
Other		876,000	807,000	1,667,000
Total Interest expense measured at amortized cost		4,036,000	4,758,000	8,030,000
Financial liabilities at fair value through profit or loss		1,619,000	1,648,000	3,429,000
Total interest expense		5,655,000	6,405,000	11,458,000
Thereof: Negative interest income on financial assets		786,000	582,000	743,000
Net interest income		€ 11,117,000	€ 11,548,000	€ 13,749,000

[1]	Prior years' comparatives aligned to presentation in the current year.
[2]	Interest and similar income included € 13.4 billion, € 14.1 billion and € 18.0 billion for the year ended December 31, 2021, 2020 and 2019, respectively, calculated based on effective interest method.